TERM DEBT - Summary of long term debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 RBC term loan	Dec. 31, 2012 RBC term loan	Jun. 30, 2013 BDC term loan	Dec. 31, 2012 BDC term loan	Dec. 31, 2011 BDC term loan	Jun. 30, 2013 SVB term loan	Dec. 31, 2012 SVB term loan	Dec. 31, 2011 SVB term loan	Jun. 30, 2013 SVB term loan-2	Jun. 30, 2013 Note discount RBC term loan	Dec. 31, 2012 Note discount RBC term loan	Jun. 30, 2013 Note discount BDC term loan	Dec. 31, 2012 Note discount BDC term loan	Jun. 30, 2013 Note discount SVB term loan	Dec. 31, 2012 Note discount SVB term loan	Dec. 31, 2011 Note discount SVB term loan	Jun. 30, 2013 Note discount SVB term loan-2	Dec. 31, 2011 Senior Subordinated Secured Note	Dec. 31, 2010 Senior Subordinated Secured Note
Debt Instrument [Line Items]
Beginning Balance	$ 4,722	$ 1,970	$ 1,970	$ 2,940	$ 2,090		$ 1,705			$ 1,000	$ 2,000	$ 3,000		$ (38)		$ (31)		$ (4)	$ (30)	$ (60)
Additions	981		3,941	4,000		2,401		1,632					1,000		(58)		(34)				(19)
Repayment of debt	(1,018)	(500)	(1,393)	(1,000)	(407)	(419)	0	0	0	(500)	(1,000)	(1,000)	(111)	0	0	0	0	0	0	0	0
Amortization of Note Discount	24		49	30										13	20	4	3		26	30	3
Effect of Currency Translation	(186)		181		(100)	108	(90)	73						2		2
Conversion to Equity				(4,000)
Ending Balance	4,523		4,722	1,970	1,583	2,090	1,615	1,705		500	1,000	2,000	889	(23)	(38)	(25)	(31)	(4)	(4)	(30)	(16)
Less contractual current portion	(1,591)		(1,800)	(1,000)
Less Long term debt classified as current	(2,382)
Debt, net of current portion	$ 550		$ 2,922	$ 970